Supplement Dated May 3, 2019
To The Prospectuses Dated April 29, 2019

PERSPECTIVE II®, PERSPECTIVE L SERIESSM, PERSPECTIVE ADVISORS IISM, PERSPECTIVE REWARDS®,
RETIREMENT LATITUDES®, PERSPECTIVE FOCUS®, FIFTH THIRD PERSPECTIVE, PERSPECTIVESM, PERSPECTIVE ADVISORY®, ELITE ACCESS®, ELITE ACCESS BROKERAGE EDITION®, ELITE ACCESS ADVISORY®, ELITE ACCESS ADVISORY IISM, PERSPECTIVE ADVISORY II®, JACKSON PRIVATE WEALTHSM
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

PERSPECTIVE ADVISORS
FIXED AND VARIABLE ANNUITY®

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account III

PERSPECTIVE ADVANTAGE
FIXED AND VARIABLE ANNUITY®

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account V

This supplement updates the above-referenced prospectuses. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of a prospectus, please contact us at our Annuity Service Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com.

Effective June 24, 2019, the Investment Division of the Separate Account investing in the JNL/Vanguard Small Company Growth Fund will stop accepting any additional allocations or transfers. All other Investment Divisions of the Separate Account will remain available.

Important Note: If you currently have an automatic program, such as Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep, or Rebalancing, and it includes an allocation to the JNL/Vanguard Small Company Growth Investment Division, you can continue to invest in this Investment Division based on your existing election until you revise or terminate the automatic program.

If you make a subsequent Premium payment and have future allocation instructions on file with us that include an allocation to the JNL/Vanguard Small Company Growth Investment Division, you must choose a replacement Investment Division by June 21, 2019. All such allocations prior to our receipt of new allocation instructions will be allocated to the JNL/WMC Government Money Market Investment Division. Please consult your representative promptly to assist you in subsequently reallocating the Contract Value in the JNL/WMC Government Money Market Investment Division to any other available Investment Division.

If you have the LifeGuard Select, Jackson Select, or Jackson Select Protector Guaranteed Minimum Withdrawal Benefit (GMWB), automatic transfers apply under the Transfer of Assets provision. The automatic transfers are allocated based on your future allocation instructions, described in the preceding paragraph. Therefore, when you change your allocation instructions for subsequent Premium payments, you will also be changing your instructions under the Transfer of Assets provision. Prior to our receipt of new future allocation instructions, the automatic transfers will continue to be based on your existing instructions.

If an application for a Contract is received on or after June 24, 2019, or if a pending application is not in good order by June 21, 2019, and it includes an allocation to the JNL/Vanguard Small Company Growth Investment Division, that allocation will be allocated to the JNL/WMC Government Money Market Investment Division. Please consult your representative promptly to assist you in subsequently reallocating the Contract value in the JNL/WMC Government Money Market Investment Division to any other available Investment Division.

Amounts invested in the JNL/Vanguard Small Company Growth Investment Division as of June 24, 2019 will remain invested unless we receive instruction from you. You may continue to make transfers and withdrawals out of this Investment Division in connection with the usual transactions under a Contract, such as partial withdrawals or withdrawals under a GMWB, if available. However, if you transfer out of the JNL/Vanguard Small Company Growth Investment Division on or after June 24, 2019, you will not be able to transfer back in.

For additional information, please see the Supplement dated April 29, 2019 to the JNL® Series Trust prospectus.

(To be used with JMV18691 04/19, JMV18692 04/19, JMV17183 04/19, JMV16966 04/19, JMV9476 04/19, JMV8798 04/19, VC4224 04/19, JMV9476ML 04/19, JMV5763ML 04/19, JMV9476WF 04/19, JMV5763WF 04/19, JMV7698 04/19, VC5869 04/19, JMV7697 04/19, VC5890 04/19, VC5890ML 04/19, VC5995 04/19, JMV5765 04/19, JMV2731 04/19, FVC4224FT 04/19, VC5526 04/19, VC3656 04/19, JMV8037 04/19, JMV8037BE 04/19, JMV17955 04/19, JMV21086 04/19, VC3657 04/19, and VC3723 04/19)

JMV22363 5/19